STEVEN B. BOEHM

DIRECT LINE: 202.383.0176

E-mail: steven.boehm@sablaw.com

August 21, 2009

James E. O’Connor, Esq.

Attorney/Advisor

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FS Investment Corporation
Post-Effective Amendment No. 2 to Registration Statement on Form N-2
filed on June 10, 2009
File No: 333-149374 and 814-00757

Dear Mr. O’Connor:

On behalf of FS Investment Corporation (the “Company”), set forth below is the Company’s response to the oral comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the Company by telephone on July 22, 2009 regarding Post-Effective Amendment No. 2 (“Post-Effective Amendment No. 2”) to the Company’s Registration Statement on Form N-2 (File No. 333-149374) (the “Registration Statement”) and the prospectus included therein (the “Prospectus”). The Staff’s comments are set forth below and are followed by the Company’s responses. Revisions in response to these comments have been included in Post-Effective Amendment No. 3 to the Registration Statement, filed August 21, 2009.

Summary

FS Investment Corporation, page 1

1.      Please clarify the arrangement that FS Investment Corporation (“FSIC”) has with The Blackstone Group L.P. and how FSIC intends to “leverage” the broader resources of The Blackstone Group in meeting its investment objective.

The Blackstone Group L.P. is the ultimate parent of GSO/Blackstone Debt Funds Management LLC (“GDFM”), which has been engaged by FB Income Advisor, LLC (“FB Advisor”) to act as the Company’s investment sub-advisor. The Company has revised its

James E. O’Connor

Division of Investment Management

disclosure to better illustrate the manner in which the broader resources of The Blackstone Group are available to the Company through its affiliation with GDFM and its parent, GSO Capital Partners L.P.

Portfolio Update, page 5

2.      Please tell us whether any of the investments held by FSIC have original issue discount or Payment-in-Kind (PIK) interest.

Currently, the Company confirms that none of the investments it holds contain PIK interest. Certain of the loans in the Company’s portfolio may have been issued at a discount; however, the aggregate amount of the discount is not material to investors and does not materially affect the Company’s liquidity position. In the future, the Company anticipates that it will hold investments which, in some cases, may have original issue discount or which may contain PIK interest. At such time, the Company will disclose such interests and their impact on the Company’s portfolio in its filings with the SEC.

Competitive Advantages, page 10

3.      We refer to your statement that GSO’s proprietary origination channels will provide you with significant access to deal flow. Please tell us why this does not implicate the prohibitions relating to co-investments in Section 57 of the Investment Company Act of 1940.

The statement on page 10 of the Prospectus that references “GSO’s proprietary origination channels” refers to investment opportunities that the Company may avail itself of in the future and, as noted in this paragraph, is “subject to regulatory constraints.” Specifically, as noted on page 2 and elsewhere in the Prospectus, “Prior to obtaining exemptive relief, we intend to co-invest alongside GSO or its affiliates only in accordance with existing regulatory guidance.” As noted on page 71 of the Prospectus, the Company is able to co-invest alongside GSO or its affiliates in certain transactions, including transactions, where price is the only negotiated point. This position was advanced by the Staff in the Mass Mutual No-Action letter issued in 2000 (SEC No-Action Letter (pub. avail. June 7, 2000)) (“Mass Mutual”).

Subsequent to the filing of Post-Effective Amendment No. 2, the Company filed an exemptive relief request on June 12, 2009, seeking to obtain relief to allow it to co-invest with GSO and its affiliates above and beyond what is allowed by Mass Mutual. Unless and until the Company receives such relief, it has not and will not co-invest with GSO or its affiliates beyond what is permitted by Mass Mutual.

Fees and Expenses, page 18

4.      Please provide us with support for your assumption that you will raise $150 million during the next 12 months.

James E. O’Connor

Division of Investment Management

The Company commenced its operations on January 2, 2009 by raising at least $2.5 million from individuals not affiliated with the Company or FB Advisor. Through its most recent closing on August 1, 2009, the Company raised a total of approximately $43.9 million, including over $10 million at its August 1, 2009 closing, compared to only $2.75 million in its first closing in January 2009. In addition, based on subscriptions received since then, the Company expects to raise approximately $7-10 million at its September closing despite August being a historically low volume month for capital raising from individual investors. The reason for the increased fundraising in recent months is the result of the dealer manager entering into additional selling agreements with selected broker-dealers, some of whom have significantly larger selling platforms than the selected broker-dealers who initially comprised the Company’s selling group. The dealer manager currently has selling agreements with 24 selected broker-dealers which is an increase from the 13 selling agreements that were in effect in March 2009. The dealer manager expects to continue adding selected broker-dealers to its selling group over the next 12 months, as the offering is still in the ramp up mode. Adding selected broker-dealers is a continuous process of the dealer manager, as each potential selected broker-dealer conducts due diligence and approves the Company’s offering for distribution to its clients prior to joining the Company’s selling group. Currently, there are approximately 45 broker dealer firms reviewing the Company’s offering as part of this process, including several very large firms. As the selling group continues to expand and existing selected broker-dealers become more acquainted with the Company and its operations, the Company anticipates that fundraising, on a monthly basis, will continue to increase. In order to raise $150 million over the next twelve months, the Company would have to average $12.5 million in fundraising each month. Considering it has raised approximately $7-10 million in each of the past two months and continues to increase the number of selected broker-dealers selling this product through their networks, the Company believes that it will be able to sell $150 million in securities over the next 12 months. Notwithstanding the foregoing, per discussions with the Staff, the Company has revised the “Fees and Expenses” table so that it assumes the Company sells an aggregate of $85 million during the following 12 months.

5.      Please add a footnote to the “Fees and Expenses” table that identifies the timeframe reflected under the line item “Other Expenses.”

The Company has included a footnote that indicates what comprises “Other Expenses” and indicates that it covers estimated expenses for the following 12 months assuming we raise an aggregate of $150 million during this timeframe. The Company believes that including estimated expenses over the following 12 months presents a more accurate picture of the expenses it will be obligated to pay in the future since these estimates do not include certain preferred pricing arrangements the Company received as a result of being a newly-formed entity.

6.      We note that the percentages and dollar amounts in the “Fees and Expenses” table and the examples showing estimated expenses based on certain returns have not changed from the numbers provided in the final prospectus, dated September 18, 2008. Please advise us as to why actual fees and expenses incurred now that operations have commenced have not changed any of these figures.

The Company advises the Staff that it reviewed its anticipated expenses required by this section in connection with the filing of Post-Effective Amendment No. 2 and determined that the assumptions and estimates are accurate. Certain of the line items in the “Fees and Expenses”

James E. O’Connor

Division of Investment Management

table are fixed amounts that are not subject to change, including the sales load and the base management fee. We have provided you, under separate cover, a spreadsheet that shows the calculations used in deriving the numbers in the “Fees and Expenses” table and in the chart below the table that shows anticipated expenses assuming a 5% return over 1, 3, 5 and 10 year time periods.

7.      Please provide us with the calculations used in estimating that 1.4% of net assets will be comprised of “Other Expenses.”

As noted in our response to Comment No. 6, we have provided you, under separate cover, a spreadsheet that shows the calculations used in deriving the numbers in the “Fees and Expenses” table, which includes the line item, “Other Expenses.”

8.      Please advise us as to whether the cash equivalents or other short-term investments made by FSIC require disclosure under the line item, “Acquired fund fees and expenses.”

The Company has invested and continues to invest its cash in a money market deposit account that is not an investment company as defined by the Investment Company Act of 1940 (the “1940 Act”) or that would otherwise be an investment company but for the exceptions found in sections 3(c)(1) and 3(c)(7) of the 1940 Act. In addition, the Company has no current intention to invest in the securities of an investment company or an entity that would otherwise be an investment company but for the exceptions found in sections 3(c)(1) and 3(c)(7) of the 1940 Act. Therefore, the Company has not revised its disclosure under this line item.

9.      We refer to footnote (3) to the “Fees and Expenses” table. Please provide greater explanation of the relationship between Franklin Square Holdings and whether the arrangement noted constitutes a guarantee or backstop to FSIC. In addition, please tell us why Franklin Square Holding’s financial statements should not be included in the registration statement and why Franklin Square Holdings should not sign the registration statement. Finally, please tell us the accounting treatment of this arrangement.

Summary of arrangement.    As an initial matter, Franklin Square Holdings is an affiliate of the Company and is controlled by Michael Forman, President and Chief Executive Officer of the Company, and David Adelman, a Director of the Company. In order to allow the Company to continue paying distributions to stockholders that are not, in part, a return of capital for tax purposes, Franklin Square Holdings has agreed to reimburse certain expenses of the Company until its assets are sufficiently large to produce income that fully absorbs its operating expenses. It is important to note that Franklin Square Holdings has no contractual or other obligation to reimburse these expenses and has the discretion to discontinue these reimbursements at any time. The purpose of the reimbursements, therefore, is not to backstop the Company’s ability to pay its expenses or its ability to make distributions as a RIC. Instead, it is to absorb certain expenses while the Company is in its early stages of operations so that distributions made to investors do not, in part, represent a return of capital. The decision as to whether to reimburse expenses and the amount of such reimbursement, if any, is made by Franklin Square Holdings at the end of

James E. O’Connor

Division of Investment Management

each quarter and is calculated by determining the amount of net investment income and realized short-term gains recorded during the quarter and ensuring that these amounts are not exceeded by the aggregate distributions paid to shareholders during the quarter. Franklin Square Holdings receives no consideration for these reimbursements and, since the reimbursements are made at the discretion of Franklin Square Holdings to foster the success of the Company, there is no documentation or any other contractual agreement pertaining to this arrangement.

The Company believes that this arrangement is beneficial to its shareholders and is fully disclosed in Post-Effective Amendment No. 2, its periodic reports filed with the SEC and in prospectus supplements filed with the SEC and mailed to shareholders. The Company notes that it believes that this arrangement is substantially similar to fee waivers and similar arrangements employed in the mutual fund context.

In response to your comment, the Company has revised its disclosure to clarify the nature of this arrangement in Post-Effective Amendment No. 2.

Rule 3-10 of Regulation S-X and financial statements of guarantors.    This arrangement differs significantly from a situation where an entity serves as a guarantor of a registered debt security. Guarantees issued by guarantors, in certain cases, may require the filing of financial statements of the guarantor under Rule 3-10 of Regulation S-X. In each situation in which a guarantor is required to include financial statements under Rule 3-10 of Regulation S-X, the guarantee provided by the guarantor is deemed to be the issuance of a separate security which is registered with the underlying security. Neither “guarantee” nor “guarantor” is defined under Rule 3-10 of Regulation S-X; however, a “full and unconditional” guarantee exists when “an issuer of a guaranteed security has failed to make a scheduled payment, the guarantor is obligated to make the scheduled payment immediately and, if it doesn’t, any holder of the guaranteed security may immediately bring suit directly against the guarantor for payment of all amounts due and payable.” Franklin Square Holdings provides no such guarantee with respect to the Company’s common stock.

As noted above, Franklin Square Holdings has no contractual or other obligation to reimburse expenses of the Company and does not serve as a guarantor of the common stock issued by the Company. As a result, the Company does not believe that Rule 3-10 of Regulation S-X is implicated and does not believe that Franklin Square Holding’s financial statements should be required to be filed as part of the Registration Statement.

Signatures.    With respect to your comment relating to whether a representative of Franklin Square Holdings should sign the signature block in the Registration Statement along with a representative of the Company, we point to Section 6(a) of the Securities Act of 1933 (the “Securities Act”) that states that any registration statement filed with the SEC must be signed by “each issuer” of securities. The only securities registered by the Registration Statement are shares of common stock issued by the Company. As noted above, Franklin Square Holdings is not issuing a guarantee that would be required to be registered by the Registration Statement.

James E. O’Connor

Division of Investment Management

Rule 140 under the Securities Act provides that any person, “the chief part of whose business consists of the purchase of the securities of one issuer,” be considered to be a co-registrant in the registered offering and, as a registrant, sign the registration statement relating to the registered offering. In its March 1999 Supplement to the Telephone Interpretations manual, the Staff in the Division of Corporation Finance provided an example of a situation implicating Rule 140. Specifically, the Staff stated that “A limited liability company (“LLC”) sought to issue to its employees the stock of its financing member, which has the sole purpose of issuing stock to the public and investing the proceeds thereof in the LLC’s securities. Because of this relationship, Rule 140 requires the LLC to register as co-issuer on any Securities Act registration statement filed by the financing member for the sale of the financing member’s stock. Accordingly, the LLC is considered a “registrant” for purposes of S-8 availability.” This example clearly shows a situation where the “chief part” of the LLC’s business is the purchase of the financing member’s stock which it issues to its shareholders in return for the financing member investing its proceeds in the LLC, which requires the LLC to be a co-registrant in the registered offering by the financing member and accordingly sign the registration statement.

The expense reimbursement arrangement with Franklin Square Holdings is not analogous to this example. Franklin Square Holdings’ business is in no way related to the purchase of the Company’s common stock. Franklin Square Holdings, at no time, has purchased any shares of the Company’s common stock, nor has the Company purchased any interest in Franklin Square Holdings. As a result, the Company believes that Franklin Square Holdings should not be treated as a co-registrant in the registered offering, nor should a representative of Franklin Square Holdings be required to sign the registration statement.

Accounting treatment.    The reimbursement due from Franklin Square Holdings is calculated quarterly and is reflected as an asset on the Company’s balance sheet pending reimbursement and is reflected on the Company’s income statement in order to calculate “net expenses.” The expense reimbursement is discussed in Note 4 to the unaudited financial statements of the Company at June 30, 2009. The Company notes that Franklin Square Holdings did not offer to reimburse any expenses incurred prior to January 1, 2009, so, as a result, the expense reimbursement is not referenced in the Company’s audited financial statements as of December 31, 2008.

Exhibits

10.      We note that the consent from your auditors filed with the post-effective amendment was not signed. Please file a new signed consent from your auditors.

The Company has filed an updated and signed consent with Post-Effective Amendment No. 3.

*        *        *

James E. O’Connor

Division of Investment Management

If you have any questions or additional comments concerning the foregoing, please contact Steve Boehm at (202) 383-0176 or Cynthia M. Krus at (202) 383-0218.

Sincerely,

/s/ Steven B. Boehm
Steven B. Boehm

cc:	Michael C. Forman
Cynthia M. Krus, Esq.